SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial information as of September 30, 2021, and for the three and nine months ended September 30, 2021 and 2020, has been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Quarterly Report on Form 10-Q and Article 10 of Regulation S-X. In the opinion of management, such financial information includes all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of our financial position at such dates and the operating results and cash flows for such periods. Operating results for the three and nine months ended September 30, 2021, are not necessarily indicative of the results that may be expected for the entire year or for any other subsequent interim period.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to the rules of the U.S. Securities and Exchange Commission, or the SEC. These unaudited financial statements and related notes should be read in conjunction with our audited financial statements for the year ended December 31, 2020, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 31, 2021.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. The Company operates in one business segment, which is cybersecurity.

Consolidation

Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, GenResults, LLC (“GenResults”), TalaTek, Inc. (“TalaTek”), Techville, Clear Skies, Alpine, and VelocIT. All significant intercompany accounts and transactions have been eliminated in consolidation.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, GenResults, TalaTek, Techville, Clear Skies, and Alpine. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications

Reclassifications

Certain reclassifications have been made to the financial statements for the three and nine months ended September 30, 2020, to conform to the financial statements presentation for the three and nine months ended September 30, 2021. These reclassifications had no effect on net loss or cash flows as previously reported.

Reclassifications

Certain reclassifications have been made to the financial statements for the year ended December 31, 2019 to conform to the financial statement presentation for the year ended December 31, 2020. These reclassifications had no effect on net loss or cash flows as previously reported.

Use of Estimates

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company believes the critical accounting policies discussed below affect its more significant judgments and estimates used in the preparation of the accompanying unaudited condensed consolidated financial statements. Significant estimates include the allowance for doubtful accounts, the carrying value of intangible assets and goodwill, deferred tax asset and valuation allowance, the estimated fair value of assets acquired, liabilities assumed and stock issued in business combinations and assumptions used in the Black-Scholes option pricing model, such as expected volatility, risk-free interest rate, and expected divided rate.

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company believes the following critical accounting policies affect its more significant judgments and estimates used in the preparation of the accompanying consolidated financial statements. Significant estimates include the allowance for doubtful accounts, the carrying value of intangible assets and goodwill, deferred tax asset and valuation allowance, the estimated fair value of assets acquired, liabilities assumed and stock issued in business combinations and assumptions used in the Black-Scholes-Merton pricing model, such as expected volatility, risk-free interest rate, and expected dividend rate.

Revenue

Revenue

The Company’s revenues are derived from two major types of services to clients: Managed Services and Consulting Services. With respect to Managed Services, the Company provides culture education and enablement, tools and technology provisioning, data and privacy monitoring, regulations and compliance monitoring, remote infrastructure administration, and cybersecurity services including, but not limited to, antivirus and patch management. With respect to Consulting Services, the Company provides cybersecurity consulting, compliance auditing, vulnerability assessment and penetration testing, and disaster recovery and data backup solutions.

Practical Expedients

As part of Accounting Standards Codification (“ASC”) 606, the Company has adopted several practical expedients including the following: (i) the Company has determined that it need not adjust the promised amount of consideration for the effects of a significant financing component since the Company expects, at contract inception, that the period between when the Company transfers a promised service to the customer and when the customer pays for that service will be one year or less and (ii) the Company recognizes any incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

Disaggregated Revenues

Revenue consists of the following by service offering for the nine months ended September 30, 2021:

	Security Managed Services	Professional Services	Total
Primary Sector Markets
Public	$3,179,047	$44,579	$3,223,626
Private	3,607,146	2,178,545	5,785,691
Not-for-Profit	192,953	52,313	245,266
	$6,979,146	$2,275,437	$9,254,583

Major Service Lines
Compliance	$3,336,795	$-	$3,336,795
Secured Managed Services	3,134,269	-	3,134,269
SOC Managed Services	352,535	-	352,535
vCISO Services	155,547	-	155,547
Technical Assessments	-	1,844,496	1,844,496
Forensics & I/R	-	265,567	265,567
Training	-	149,529	149,529
Other CyberSecurity Services	-	15,845	15,845
	$6,979,146	$2,275,437	$9,254,583

Revenue consists of the following by service offering for the nine months ended September 30, 2020:

	Managed Services	Consulting Services	Total
Primary Sector Markets
Public	$2,498,371	$5,068	$2,503,439
Private	1,024,744	1,001,748	2,026,492
Not-for-Profit	89,374	9,000	98,374
	$3,612,489	$1,015,816	$4,628,305

Major Service Lines
Compliance	$2,519,958	$-	$2,519,958
Secured Managed Services	752,371	-	752,371
SOC Managed Services	301,760	-	301,760
vCISO Services	38,400	-	38,400
Technical Assessments	-	190,825	190,825
Forensics & I/R	-	554,069	554,069
Training	-	58,625	58,625
Other CyberSecurity Services	-	212,297	212,297
	$3,612,489	$1,015,816	$4,628,305

Revenue

The Company’s revenues are derived from two major types of services to clients: Managed Services and Consulting Services. With respect to Managed Services, the Company provides culture education and enablement, tools and technology provisioning, data and privacy monitoring, regulations and compliance monitoring, remote infrastructure administration, and cybersecurity services including, but not limited to, antivirus and patch management. With respect to Consulting Services, the Company provides cybersecurity consulting, compliance auditing, vulnerability assessment and penetration testing, and disaster recovery and data backup solutions.

Managed Services

The Company has four distinct revenue streams under Managed Services: CISO as a Service, Managed Security Services, Tech Connect Pro and Tech Connect Security. The Company derives revenues from CISO as a Service from cybersecurity services consisting of providing leadership and guidance regarding cybersecurity to a customer’s management team and providing internal audit services under several compliance frameworks including, but not limited to, Service Organization 2, Payment Card Industry Data Security Standard, and Health Insurance Portability and Accountability Act (“HIPAA”) policies. The Company derives revenues from Managed Security Services by offering upfront gap analyses of a customer’s existing cybersecurity practices. The Company derives revenues from Tech Connect Pro from annual information technology (“IT”) support contracts which provides the client with unlimited IT support for their network infrastructure. The Company derives revenues from Tech Connect Security from providing remote administration, patch management and security features including, but not limited to, antivirus patching.

Performance Obligations

The Company’s contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The Company has determined the performance obligations for the following services:

CISO as a Service: Management has determined that services provided under the CISO as a Service contains a single performance obligation. The Company recognizes revenue as earned over time. For internal audit services, revenue is recognized at a point of time when the result of the audit is turned over to the customer. For those consulting services that require an upfront fee, the Company recognizes the revenue ratably over the course of the contract.

Managed Security Services: Management considers these services to be time and materials with multiple performance obligations. Revenue is recognized as invoices are generated and approved for distribution.

Tech Connect Pro: Management has determined that services provided under Tech Connect Pro services contain a single performance obligation. The Company bills the client on a monthly basis under the annual contract, and revenue is recognized as earned. For those clients that pay for the services upfront, the Company recognizes the revenue ratably over the course of the contract.

Tech Connect Security: Management considers these services to be time and materials with multiple performance obligations. Revenue is allocated based on the approved hours worked and rate stated in the individual statements of work for the project.

Consulting Services

The Company has three distinct revenue streams under Consulting Services: Gap and Risk Assessment, Tech Connect Cloud, and Hardware sales. The Company derives revenues from Gap and Risk Assessment services by providing vulnerability assessments and penetration testing for customers to identify potential areas of security risks as well as monitoring potential breaches. The Company derives revenues through certain services that start with reviewing the client’s current infrastructure and disaster recovery plan and providing disaster recovery and data backup solutions. The Company derives revenues from Hardware from providing the client with equipment suggested during the Managed and Consulting Services noted above.

Performance Obligations

The Company’s contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The Company has determined the performance obligations for the following services:

Gap and Risk Assessment: Management considers these services to be time and materials with multiple performance obligations. Revenue is allocated based on the approved hours worked and rate stated in the individual Statements of Work for the project.

Tech Connect Cloud: Management considers these services to be time and materials with multiple performance obligations. Revenue is allocated based on the approved hours worked and rate stated in the individual Statements of Work for the project.

Hardware: Management considers these services to contain a single performance obligation. The Company recognizes revenue on delivery of equipment to the client.

Practical Expedients

As part of Accounting Standards Codification (“ASC”) 606, the Company has adopted several practical expedients including the following: (i) the Company has determined that it need not adjust the promised amount of consideration for the effects of a significant financing component since the Company expects, at contract inception, that the period between when the Company transfers a promised service to the customer and when the customer pays for that service will be one year or less and (ii) the Company recognizes any incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

Disaggregated Revenues

Revenue consists of the following by service offering for the year ended December 31, 2020:

	Managed Services	Consulting Services	Total
Primary Sector Markets
Public	$-	$3,473,113	$3,473,113
Private	1,733,144	1,912,269	3,645,413
Not-for-Profit	81,725	40,577	122,302
	$1,814,869	$5,425,959	$7,240,828
Major Service Lines
CISO as a Service	$20,550	$-	$20,550
Gap and Risk Assessment	-	4,779,231	4,779,231
Managed Security Services	1,099,749	-	1,099,749
Tech Connect Pro	640,218	-	640,218
Tech Connect Cloud	-	158,645	158,645
Tech Connect Security	53,674	-	53,674
Hardware	-	269,272	269,272
Other	678	218,811	219,489
	$1,814,869	$5,425,959	$7,240,828

Revenue consists of the following by service offering for the year ended December 31, 2019:

	Managed Services	Consulting Services	Total
Primary Sector Markets
Public	$-	$606,541	$606,541
Private	405,153	611,400	1,016,553
Not-for-Profit	19,105	265,731	284,836
	$424,258	$1,483,672	$1,907,930
Major Service Lines
CISO as a Service	$216,000	$-	$216,000
Gap and Risk Assessment	-	1,483,672	1,483,672
Managed Security Services	208,023	-	208,023
Other	235	-	235
	$424,258	$1,483,672	$1,907,930

Contract Modifications

There were no contract modifications during the years ended December 31, 2020 and 2019. Contract modifications are not routine in the performance of the Company’s contracts.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances, net of allowances for doubtful accounts. The Company periodically assesses its accounts and other receivables for collectability on a specific identification basis. The Company provides for allowances for doubtful receivables based on management’s estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. Payments are generally due within 30 days of invoice. The Company writes off accounts receivable against the allowance for doubtful accounts when a balance is determined to be uncollectible. As of September 30, 2021, and December 31, 2020, the Company’s allowance for doubtful accounts was $76,200 and $40,000, respectively.

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances, net of allowances for doubtful accounts. The Company periodically assesses its accounts and other receivables for collectability on a specific identification basis. The Company provides for allowances for doubtful receivables based on management’s estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. Payments are generally due within 30 days of invoice. The Company writes off accounts receivable against the allowance for doubtful accounts when a balance is determined to be uncollectible. The accounts receivable do not bear interest and are generally unsecured. As of December 31, 2020 and 2019, the Company’s allowance for doubtful accounts was $40,000 and $40,000, respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, generally between three and five years. Expenditures that enhance the useful lives of the assets are capitalized and depreciated. Computer equipment costs for the Company are capitalized, as incurred, and depreciated on a straight-line basis over three years. TalaTek capitalizes all equipment costs over $5,000 and depreciates these costs on a straight-line basis over three years.

Maintenance and repairs are charged to expense as incurred. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and the resulting gain or loss, if any, is reflected in results of operations.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, generally between three and five years. Expenditures that enhance the useful lives of the assets are capitalized and depreciated. Computer equipment costs for the Company are capitalized, as incurred, and depreciated on a straight-line basis over three years. TalaTek capitalizes all equipment costs over $5,000, as incurred, and depreciates these costs on a straight-line basis over three years.

Maintenance and repairs are charged to expense as incurred. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation will be removed from the accounts and the resulting gain or loss, if any, will be reflected in operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is determined by comparing the forecasted undiscounted net cash flows of the operation to which the assets relate to the carrying amount. If the operation is determined to be unable to recover the carrying amount of its assets, then these assets are written down first, followed by other long-lived assets of the operation, to fair value. Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the assets. During the three and nine months ended September 30, 2021, the Company did not record a loss on impairment.

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is determined by comparing the forecasted undiscounted net cash flows of the operation to which the assets relate to the carrying amount. Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the assets. During the year ended December 31, 2020, the Company did not record a loss on impairment. During the year ended December 31, 2019 the Company recorded a loss on impairment of $100,000.

Intangible Assets

Intangible Assets

The Company records its intangible assets at cost in accordance with ASC 350, Intangibles – Goodwill and Other. Finite-lived intangible assets are amortized over their estimated useful life using the straight-line method, which is determined by identifying the period over which the cash flows from the asset are expected to be generated.

Intangible Assets

The Company records its intangible assets at estimated fair value in accordance with ASC 350, Intangibles – Goodwill and Other. Finite lived intangible assets are amortized over their estimated useful life using the straight-line method, which is determined by identifying the period over which the cash flows from the asset are expected to be generated.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price of the acquired business over the estimated fair value of the identifiable net assets acquired. Goodwill is not amortized but is tested for impairment at least annually at year end, at the reporting unit level or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. The fair values of the reporting units are estimated using market and discounted cash flow approaches. Goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value. The discounted cash flow approach uses expected future operating results. Failure to achieve these expected results may cause a future impairment of goodwill at the reporting unit level (See Note 6).

Goodwill

Goodwill represents the excess of the purchase price of the acquired business over the estimated fair value of the identifiable net assets acquired. Goodwill is not amortized but is tested for impairment at least annually at year end, at the reporting unit level or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. The fair values of the reporting units are estimated using market and discounted cash flow approaches. Goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value. The discounted cash flow approach uses expected future operating results. Failure to achieve these expected results may cause a future impairment of goodwill at the reporting unit level (See Notes 3 and 6).

Advertising and Marketing Costs

Advertising and Marketing Costs

The Company expenses advertising and marketing costs as they are incurred. Advertising and marketing expenses were $254,026 and $30,488 for the three months ended September 30, 2021 and 2020, respectively, and are recorded in operating expenses on the unaudited condensed consolidated statements of operations. Advertising and marketing expenses were $471,721 and $104,058 for the nine months ended September 30, 2021 and 2020, respectively, and are recorded in operating expenses on the unaudited condensed consolidated statements of operations.

Advertising and Marketing Costs

The Company expenses advertising and marketing costs as they are incurred. Advertising and marketing expenses were $150,236 and $52,493 for the years ended December 31, 2020 and 2019, respectively, and are recorded in operating expenses on the consolidated statements of operations.

Fair Value Measurements

Fair Value Measurements

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement.

Level 1:	Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.

Level 2:	Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

Level 3:	Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. The significant unobservable inputs used in the fair value measurement for nonrecurring fair value measurements of long-lived assets include pricing models, discounted cash flow methodologies and similar techniques.

Fair Value Measurements

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement.

Level 1:	Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. The significant unobservable inputs used in the fair value measurement for nonrecurring fair value measurements of long-lived assets include pricing models, discounted cash flow methodologies and similar techniques.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of cash, accounts receivable, accounts payable and accrued expenses, and other current liabilities approximate their fair values using Level 3 inputs, based on the short-term maturity of these instruments. The carrying amount of notes payable approximate the estimated fair value for this financial instrument as management believes that such debt and interest payable on the notes approximates the Company’s incremental borrowing rate. The long-lived assets (i.e. goodwill and intangible assets) were valued utilizing Level 3 inputs. Significant unobservable inputs used in fair value measurement of the intangible assets include projected revenues, gross profit and operating expenses, income tax rates, discount rates, royalty rates, and attrition rates.

Net Loss per Common Share

Net Loss per Common Share

Net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. All vested outstanding options are considered potentially outstanding common stock. The dilutive effect, if any, of stock options is calculated using the treasury stock method. All outstanding convertible notes are considered common stock at the beginning of the period or at the time of issuance, if later, pursuant to the if-converted method. Since the effect of common stock equivalents is anti-dilutive with respect to losses, the options have been excluded from the Company’s computation of net loss per common share for the three and nine months ended September 30, 2021 and 2020.

The following tables summarize the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

	September 30, 2021	September 30, 2020
Stock Options	27,680,040	21,435,700
Convertible Debt	1,500,000	-
Total	29,180,040	21,435,700

Net Loss per Common Share

Net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. All outstanding options are considered potentially outstanding common stock. The dilutive effect, if any, of stock options is calculated using the treasury stock method. All outstanding convertible notes are considered common stock at the beginning of the period or at the time of issuance, if later, pursuant to the if-converted method. Since the effect of common stock equivalents is anti-dilutive with respect to losses, the options and shares issuable upon conversion have been excluded from the Company’s computation of net loss per common share for the years ended December 31, 2020 and 2019.

The following tables summarize the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

	December 31, 2020	December 31, 2019

Stock Options	24,573,700	17,245,000
Convertible Note	1,500,000	-
Total	26,073,700	17,245,000

Stock-based Compensation

Stock-based Compensation

The Company applies the provisions of ASC 718, Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees, including employee stock options, in the statements of operations.

For stock options issued to employees and members of the board of directors for their services, the Company estimates the grant date fair value of each option using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, including those with a graded vesting schedule, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. Forfeitures are recorded as they are incurred as opposed to being estimated at the time of grant and revised. Due to the Company’s limited history and lack of public trading volume for its common stock, the Company used the average of historical share prices of similar companies within its industry to calculate volatility for use in the Black-Scholes option pricing model.

Pursuant to Accounting Standards Update (“ASU”) 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, the Company accounts for stock options issued to non-employees for their services in accordance with ASC 718. The Company uses valuation methods and assumptions to value stock options that are in line with the process for valuing employee stock options noted above.

Stock-based Compensation

The Company applies the provisions of ASC 718, Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees, including employee stock options, in the statements of operations.

For stock options issued to employees and members of the board of directors for their services, the Company estimates the grant date fair value of each option using the Black-Scholes-Merton option pricing model. The use of the Black-Scholes-Merton option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, including those with a graded vesting schedule, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. Forfeitures are recorded as they are incurred as opposed to being estimated at the time of grant and revised. Due to the Company’s limited history and lack of public market for its common stock, the Company used the average of historical share prices of similar companies within its industry to calculate volatility for use in the Black-Scholes-Merton option pricing model.

Pursuant to Accounting Standards Update (“ASU”) 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, the Company accounts for stock options issued to non-employees for their services in accordance with ASC 718. The Company uses valuation methods and assumptions to value the stock options that are in line with the process for valuing employee stock options noted above.

Leases

Leases

Leases in which the Company is the lessee are comprised of corporate offices and property and equipment. All of the leases are classified as operating leases. The Company leases multiple office spaces with a remaining weighted average term of 1.17 years. The Company leases a vehicle with a remaining term of 0.67 years.

In accordance with ASC 842, Leases, the Company recognized a right-of-use (“ROU”) asset and corresponding lease liability on its unaudited condensed consolidated balance sheet for long-term office leases and a vehicle operating lease agreement. See Note 12 – Leases for further discussion, including the impact on the Company’s unaudited condensed consolidated financial statements and related disclosures.

Leases

Leases in which the Company is the lessee are comprised of corporate offices and property and equipment. All of the leases are classified as operating leases. The Company leases office space monthly with no long term agreements. The Company leases a vehicle with a remaining term of 1.5 years.

In accordance with ASC 842, Leases, the Company recognized a right-of-use (“ROU”) asset and corresponding lease liability on its consolidated balance sheet for its vehicle operating lease agreement. See Note 13 – Leases for further discussion, including the impact on the Company’s consolidated financial statements and related disclosures.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities, including tax loss and credit carry forwards, are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company utilizes ASC 740, Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the unaudited condensed consolidated financial statements or tax returns. The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates. A valuation allowance is recorded when it is “more likely than not” that a deferred tax asset will not be realized. At September 30, 2021, and December 31, 2020, the Company’s net deferred tax asset has been fully reserved.

For uncertain tax positions that meet a “more likely than not” threshold, the Company recognizes the benefit of uncertain tax positions in the unaudited condensed consolidated financial statements. The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the unaudited condensed consolidated statements of operations when a determination is made that such expense is likely.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company utilizes ASC 740, Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates. A valuation allowance is recorded when it is “more likely than not” that a deferred tax asset will not be realized. At December 31, 2020 and 2019, the Company’s net deferred tax asset has been fully reserved.

For uncertain tax positions that meet a “more likely than not” threshold, the Company recognizes the benefit of uncertain tax positions in the consolidated financial statements. The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the consolidated statements of operations when a determination is made that such expense is likely.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In March 2021, the FASB issued ASU No. 2021-03, Intangibles – Goodwill and Other (Topic 350). ASU 2021-03 requires an entity to identify and evaluate goodwill impairment triggering events when they occur to determine whether it is more likely than not that the fair value of a reporting unit (or entity, if the entity has elected the accounting alternative for amortizing goodwill and chosen that option) is less than its carrying amount. If an entity determines that it is more likely than not that the goodwill is impaired. It must test goodwill for impairment using the triggering event date as the measurement date. An entity is required to disclose the amount assigned to goodwill in total and by major business combination, or by reorganization event resulting in fresh-start reporting. Also, the entity must disclose the weighted average amortization period in total and the amortization period by major business combination, or by reorganization event resulting in fresh-start reporting. ASU 2021-03 was effective for the Company on January 1, 2021 and did not have a significant impact on our unaudited condensed consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the Emerging Issues Task Force). The ASU requires issuers to account for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. Under the ASU, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt, or for other reasons. The ASU is applied prospectively and is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact that adopting this standard will have on the unaudited condensed consolidated financial statements.

All newly issued but not yet effective accounting pronouncements have been deemed to be not applicable or immaterial to the Company.

Recently Issued Accounting Standards All newly issued but not yet effective accounting pronouncements have been deemed to be not applicable or immaterial to the Company.